Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 28, 2019	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Significant Accounting Policy [Line Items]
Cash restricted for future minimum lease payments			$ 5,646	$ 0
Retirement Plans
Employer matching contribution			105	11
Related Party Transactions [Abstract]
Development fee income from related party		$ 750
Advertising
Advertising expense			142	40
Distribution Agreement
Term of purchase and marketing agreement	10 years
SG&A
Distribution Agreement
Start-up expenses			2,214
Fair Value, Recurring
Significant Accounting Policy [Line Items]
Assets measured at fair value			0	0	$ 46,000
Retirement Plans
Liabilities measured at fair value			0	0	$ 7,055,000
Other Assets [Member]
Distribution Agreement
Deferred offering costs			$ 1,127	$ 0